15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Tables)	12 Months Ended
Jun. 30, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Controlled entities
		Percentage Owned (%)		Ownership interest held by non-controlling interests
	Country of Incorporation	2019	2018	2019	2018	Principal activities
A. Controlled Entities Consolidated
Parent Entity:
Mission NewEnergy Limited	Australia
Subsidiaries of Mission NewEnergy Limited:
Mission Biofuels Sdn Bhd	Malaysia	100	100	-	-	Administrative entity
M2 Capital Sdn Bhd	Malaysia	100	100	-	-	Holds 20% of FGV Green Energy SB
B. Associates
Felda Green Energy Sdn Bhd	Malaysia	20	20	80	80	Biodiesel refining

Associates
Name of entity	Country of Incorporation	Percentage Owned (%)		Nature of relationship	Measurement method	Carrying amount ($)
		2019	2018			2019	2018
FGV Green Energy Sdn Bhd	Malaysia	20	20	Associate	Equity method	-	-

Associates summarized financial statements
Summarised statement of comprehensive income	FGV Green Energy Sdn Bhd
	2019	2018
(Loss) from operations	(35,914,990)	(194,886)
The Groups share of (Loss)/profit from operations	-	-

Summarised statement of financial position	FGV Green Energy Sdn Bhd
	2019	2018
Cash and cash equivalents	11,374	16,496
Other current assets	52,490	85,209
Non-current assets – written to NIL during the financial year	-	37,852,240
Current liabilities	(24,340,686)	(21,967,251)
Non-current financial liabilities	-	-
Net (Liabilities)/Assets	(24,276,822)	15,986,694